Note 27 - Provisions (Tables)	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of other provisions [text block]
	Balance as at December 31, 2019	Effect of changes in foreign exchange rates	Additions	Provisions used	Provisions reversed	Balance as of December 31, 2020

Provision for disputes and litigation
Taxes on sales	182.3	0.2	49.3	(17.2)	(30.5)	184.1
Labor	120.1	(0.1)	174.0	(142.2)	(21.9)	129.9
Civil	64.0	(0.8)	167.3	(132.2)	(11.5)	86.8
Other taxes	105.9	1.0	58.2	(8.0)	(0.4)	156.7
Total provision for disputes and litigation	472.3	0.3	448.8	(299.6)	(64.3)	557.5

Restructuring	8.7	2.9	7.1	-	(4.2)	14.5

Total provisions	481.0	3.2	455.9	(299.6)	(68.5)	572.0
	Balance as of December 31, 2020	Effect of changes in foreign exchange rates	Additions	Provisions used	Provisions reversed	Balance as of December 31, 2021

Provision for disputes and litigation
Taxes on sales	184.1	-	198.5	(57.3)	(106.7)	218.6
Labor	129.9	(0.8)	163.1	(147.2)	(20.8)	124.2
Civil	86.8	(2.2)	273.9	(71.8)	(33.8)	252.9
Other taxes	156.7	2.0	14.6	(5.2)	(5.1)	163.0
Total provision for disputes and litigation	557.5	(1.0)	650.1	(281.5)	(166.4)	758.7

Restructuring	14.5	1.2	6.8	(5.1)	-	17.4

Total provisions	572.0	0.2	656.9	(286.6)	(166.4)	776.1

Disclosure of the disbursement expectative of the provisions [text block]
	2021		2020
	Non-current	Current	Non-current	Current
Provision for disputes and litigation
Taxes on sales	163.2	55.4	141.5	42.6
Labor	96.2	28.0	101.7	28.2
Civil	194.1	58.8	62.8	24.0
Other taxes	142.1	20.9	137.7	19.0
Total provision for disputes and litigation	595.6	163.1	443.7	113.8

Restructuring	8.2	9.2	3.4	11.1

Total provisions	603.8	172.3	447.1	124.9